UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2014

WESTERN ASSET

EMERGING MARKETS

DEBT FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Emerging Markets Debt Fund for the six-month reporting period ended August 31, 2014. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

September 26, 2014

II	Western Asset Emerging Markets Debt Fund

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. Toward the beginning of the six months ended August 31, 2014 (the “reporting period”), the severe winter weather played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the final estimate for second quarter GDP growth, released after the reporting period ended, was 4.6%, suggesting this recovery has some resilience as it continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including an acceleration in personal consumption expenditures, increased private inventory investment and exports, as well as an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period. PMI peaked in August 2014, with a reading of 59.0, representing its highest reading since March 2011 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion), and seventeen of the eighteen industries within the PMI expanded.

The U.S. job market continues to improve. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.7%. Unemployment then fell to 6.3% in April, where it remained in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. The unemployment rate then ticked up to 6.2% in July 2014, but again fell to 6.1% in August 2014. Falling unemployment during the reporting period was partially due to a decline in the workforce participation rate, which was 62.8% in August 2014, equaling its lowest level since 1978.

Growth outside the U.S. was mixed in many developed countries. However, in its July 2014 World Economic Outlook Update, the International Monetary Fund (“IMF”) said that “Leading indicators point to the global recovery regaining strength in the second quarter of 2014. This is consistent with the view that the unexpected weakness in the first quarter was in large part temporary, because the impact of factors such as harsh winter weather and inventory correction will disappear and policies have already responded to weaker growth, including in China.” From a regional perspective, the IMF forecasts 2014 growth will be 1.1% in the Eurozone, versus -0.4% in 2013. Japan’s economy is projected to expand 1.6% in 2014, compared to 1.5% in 2013. Elsewhere the IMF projects that overall growth in emerging market countries will decelerate slightly in 2014, with expected growth of 4.6% versus 4.7% in 2013.

Western Asset Emerging Markets Debt Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next five meetings (January, March, April, June and July 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on September 17, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in October, it will buy a total of $15 billion per month ($5 billion per month of agency MBS and $10 billion per month of longer-term Treasuries). The Fed also said “it likely will be appropriate to maintain the current target range for the federal funds rate for a considerable time after the asset purchase program ends, especially if projected inflation continues to run below the Committee’s 2.0% longer-run goal, and provided that longer-term inflation expectations remain well anchored.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth. In May 2013, before the beginning of the reporting period, the ECB cut rates from 0.75% to 0.50%. The ECB then lowered the rates to a new record low of 0.25% in November 2013. On June 5, 2014, the ECB made a number of additional moves in an attempt to support the region’s economy and ward off deflation: The ECB reduced rates to a new low of 0.15% and announced it would charge commercial banks 0.10% to keep money at the ECB. This “negative deposit rate” was aimed at encouraging commercial banks to lend some of their incremental cash which, in turn, could help to spur growth. Finally, on September 4, 2014, after the reporting period ended, the ECB reduced rates to yet another record low of 0.05% and it will begin charging commercial banks 0.20% to keep money at the ECB. Furthermore, ECB President Draghi said the ECB would start purchasing securitized loans and covered bonds in October 2014. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. Elsewhere, the People’s Bank of China kept rates on hold at 6.0%.

IV	Western Asset Emerging Markets Debt Fund

Q. Did Treasury yields trend higher or lower during the six months ended August 31, 2014?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.33%. It fell as low as 0.32% on March 3, 2014, and was as high as 0.56% on July 30, 2014, before ending the period at 0.48%. The yield on the ten-year Treasury began the period at 2.66%. It fell as low as 2.34% on August 15 and August 28, 2014, peaked at 2.82% on April 2, 2014, and ended the period at 2.35%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. While there were several periods of weakness, the spread sectors generated positive results during the reporting period. The majority of spread sectors modestly declined in March, as interest rates moved higher. The spread sectors then generated positive results from April through June as investor demand improved. They then largely declined in July as rates again rose amid largely positive economic news. However, the reporting period ended on a positive note as the spread sectors posted positive returns in August. The overall bond market, as measured by the Barclays U.S. Aggregate Indexvi, gained 2.74% during the six months ended August 31, 2014.

Q. How did the high-yield bond market perform over the six months ended August 31, 2014?

A. The U.S. high-yield bond market generated positive results during the reporting period, gaining 2.89% for the six months ended August 31, 2014. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, posted positive returns during each of the first four months covered by the reporting period. Supporting the high yield market were generally solid investor demand and low defaults. However, geopolitical issues and weakening demand led to a setback in the asset class in July 2014. Still, this was only a temporary setback as the high yield market rallied sharply in August 2014.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. Emerging markets debt was the best performing spread sector during the six months ended August 31, 2014. The asset class posted positive returns during each of the six months covered by the reporting period. Demand was strong overall as investors looked to generate incremental yield in the low interest rate environment. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii gained 7.59% during the six months ended August 31, 2014.

Western Asset Emerging Markets Debt Fund	V

Investment commentary (cont’d)

Performance review

For the six months ended August 31, 2014, Class I shares of Western Asset Emerging Markets Debt Fund returned 7.33%. The Fund’s unmanaged benchmark, the EMBI Global, returned 7.59% for the same period. The Lipper Emerging Markets Hard Currency Debt Funds Category Average1 returned 6.34% over the same time frame.

Performance Snapshot as of August 31, 2014 (unaudited)
(excluding sales charges)	6 months
Western Asset Emerging Markets Debt Fund:
Class A	7.17%
Class A2	7.08%
Class C	6.83%
Class C1♦	6.85%
Class FI	7.19%
Class I	7.33%
Class IS	7.42%
JPMorgan Emerging Markets Bond Index Global	7.59%
Lipper Emerging Markets Hard Currency Debt Funds Category Average[1]	6.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2014 for Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares were 4.60%, 4.78%, 4.05%, 4.35%, 4.85%, 5.18% and 5.25%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares would have been 4.46%, 4.69%, 3.84%, 4.14%, 4.20%, 5.10% and 4.94%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2014, the gross total annual operating expense ratios for Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares were 1.47%, 1.30%, 2.24%, 1.98%, 1.51%, 1.00% and 1.07%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 223 funds in the Fund’s Lipper category, and excluding sales charges.

♦

On August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 (formerly Class C) shares continue to be available for dividend reinvestment and incoming exchanges.

VI	Western Asset Emerging Markets Debt Fund

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.25% for Class A shares, 1.45% for Class A2 shares, 2.00% for Class C shares, 1.70% for Class C1 shares, 1.20% for Class FI shares, 0.95% for Class I shares and 0.80% for Class IS shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

September 26, 2014

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging markets. Investments in high-yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

Western Asset Emerging Markets Debt Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

VIII	Western Asset Emerging Markets Debt Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2014 and February 28, 2014 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2014 and held for the six months ended August 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	7.17%	$1,000.00	$1,071.70	1.25%	$6.53	Class A	5.00%	$1,000.00	$1,018.90	1.25%	$6.36
Class A2	7.08	1,000.00	1,070.80	1.20	6.26	Class A2	5.00	1,000.00	1,019.16	1.20	6.11
Class C	6.83	1,000.00	1,068.30	2.00	10.43	Class C	5.00	1,000.00	1,015.12	2.00	10.16
Class C1	6.85	1,000.00	1,068.50	1.70	8.86	Class C1	5.00	1,000.00	1,016.64	1.70	8.64
Class FI	7.19	1,000.00	1,071.90	1.20	6.27	Class FI	5.00	1,000.00	1,019.16	1.20	6.11
Class I	7.33	1,000.00	1,073.30	0.93	4.86	Class I	5.00	1,000.00	1,020.52	0.93	4.74
Class IS	7.42	1,000.00	1,074.20	0.80	4.18	Class IS	5.00	1,000.00	1,021.17	0.80	4.08

2	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

[1]	For the six months ended August 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2014

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— JPMorgan Emerging Markets Bond Index Global
EM	— Emerging Markets
WA EM Debt	— Western Asset Emerging Markets Debt Fund

4	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2014

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— JPMorgan Emerging Markets Bond Index Global
EM	— Emerging Markets
WA EM Debt	— Western Asset Emerging Markets Debt Fund

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2014

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 53.8%
Angola — 0.2%
Republic of Angola, Senior Notes	7.000%	8/16/19	360,000		$395,766	(a)
Argentina — 2.3%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	6,093,000		5,623,384
Brazil — 3.5%
Federative Republic of Brazil, Notes	10.000%	1/1/17	19,581,000	BRL	8,537,963
Chile — 1.2%
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	2,050,000		2,022,766	(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	780,000		769,637	(a)
Total Chile					2,792,403
Colombia — 3.0%
Republic of Colombia, Senior Bonds	4.375%	7/12/21	2,770,000		2,992,985
Republic of Colombia, Senior Bonds	4.000%	2/26/24	1,180,000		1,236,050
Republic of Colombia, Senior Bonds	6.125%	1/18/41	500,000		621,250
Republic of Colombia, Senior Bonds	5.625%	2/26/44	2,000,000		2,330,000
Total Colombia					7,180,285
Costa Rica — 0.4%
Republic of Costa Rica, Notes	7.000%	4/4/44	940,000		1,005,800	(b)
Croatia — 1.4%
Republic of Croatia, Notes	5.500%	4/4/23	2,300,000		2,412,010	(b)
Republic of Croatia, Senior Notes	6.625%	7/14/20	860,000		958,900	(b)
Total Croatia					3,370,910
Ecuador — 0.5%
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	1,194,000		1,277,580	(b)
Gabon — 0.4%
Gabonese Republic, Bonds	6.375%	12/12/24	870,000		959,175	(b)
Hungary — 2.0%
Republic of Hungary, Senior Notes	4.000%	3/25/19	440,000		452,959
Republic of Hungary, Senior Notes	5.750%	11/22/23	2,458,000		2,716,090
Republic of Hungary, Senior Notes	5.375%	3/25/24	1,500,000		1,620,000
Total Hungary					4,789,049
Indonesia — 5.8%
Republic of Indonesia, Notes	3.750%	4/25/22	1,750,000		1,736,875	(a)
Republic of Indonesia, Notes	5.250%	1/17/42	2,340,000		2,395,575	(a)
Republic of Indonesia, Notes	5.250%	1/17/42	1,020,000		1,044,225	(b)
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	105,000		120,225	(a)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	380,000		450,300	(a)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,850,000		1,986,437	(a)

See Notes to Financial Statements.

6	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Republic of Indonesia, Senior Notes	3.375%	4/15/23	350,000		$335,563	(b)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	4,140,000		4,724,775	(b)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	1,200,000		1,126,500	(a)
Total Indonesia					13,920,475
Ivory Coast — 0.5%
Republic of Cote D’Ivoire, Bonds	5.375%	7/23/24	1,230,000		1,211,550	(b)
Kenya — 0.3%
Republic of Kenya, Senior Notes	5.875%	6/24/19	650,000		676,975	(b)
Lithuania — 1.0%
Republic of Lithuania, Senior Notes	7.375%	2/11/20	190,000		233,343	(b)
Republic of Lithuania, Senior Notes	6.125%	3/9/21	1,880,000		2,213,700	(b)
Total Lithuania					2,447,043
Mexico — 4.8%
United Mexican States, Bonds	8.000%	6/11/20	3,324,800	MXN	292,372
United Mexican States, Bonds	6.500%	6/9/22	52,920,200	MXN	4,299,099
United Mexican States, Bonds	10.000%	12/5/24	2,250,000	MXN	228,846
United Mexican States, Bonds	8.500%	11/18/38	16,873,400	MXN	1,590,889
United Mexican States, Medium-Term Notes	6.050%	1/11/40	2,250,000		2,823,750
United Mexican States, Senior Notes	5.550%	1/21/45	2,000,000		2,352,000
Total Mexico					11,586,956
Nigeria — 0.3%
Republic of Nigeria, Senior Notes	5.125%	7/12/18	350,000		362,688	(a)
Republic of Nigeria, Senior Notes	6.375%	7/12/23	200,000		220,540	(b)
Total Nigeria					583,228
Pakistan — 0.5%
Republic of Pakistan, Bonds	7.250%	4/15/19	1,140,000		1,162,800	(b)
Panama — 0.0%
Republic of Panama, Senior Bonds	6.700%	1/26/36	21,000		27,090
Paraguay — 0.4%
Republic of Paraguay, Senior Notes	6.100%	8/11/44	830,000		892,250	(b)
Peru — 3.2%
Republic of Peru, Bonds	6.550%	3/14/37	2,208,000		2,870,400
Republic of Peru, Senior Bonds	8.750%	11/21/33	2,867,000		4,501,190
Republic of Peru, Senior Bonds	5.625%	11/18/50	318,000		376,830
Total Peru					7,748,420
Poland — 2.0%
Republic of Poland, Senior Notes	5.125%	4/21/21	980,000		1,111,700
Republic of Poland, Senior Notes	5.000%	3/23/22	3,364,000		3,786,182
Total Poland					4,897,882

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2014

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Romania — 0.1%
Republic of Romania, Senior Notes	4.875%	1/22/24	300,000	$322,500	(b)
Russia — 4.6%
Russian Foreign Bond — Eurobond, Senior Bonds	4.875%	9/16/23	2,000,000	1,972,400	(b)
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	5,810,170	6,478,340	(a)
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	2,600,000	2,554,760	(b)
Total Russia				11,005,500
South Africa — 0.5%
South Africa Government International Bond, Senior Notes	4.665%	1/17/24	1,250,000	1,303,125
Sri Lanka — 0.7%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	1,600,000	1,696,000	(b)
Turkey — 6.5%
Republic of Turkey, Notes	6.750%	5/30/40	2,360,000	2,844,390
Republic of Turkey, Notes	4.875%	4/16/43	360,000	351,000
Republic of Turkey, Senior Bonds	5.625%	3/30/21	5,350,000	5,908,005
Republic of Turkey, Senior Bonds	5.750%	3/22/24	560,000	624,680
Republic of Turkey, Senior Notes	7.500%	11/7/19	1,370,000	1,623,587
Republic of Turkey, Senior Notes	6.250%	9/26/22	2,620,000	2,993,350
Republic of Turkey, Senior Notes	6.875%	3/17/36	1,147,000	1,401,118
Total Turkey				15,746,130
Ukraine — 0.8%
Republic of Ukraine, Senior Notes	6.750%	11/14/17	1,114,000	987,505	(a)
Republic of Ukraine, Senior Notes	7.750%	9/23/20	415,000	365,719	(a)
Republic of Ukraine, Senior Notes	7.800%	11/28/22	739,000	651,244	(a)
Total Ukraine				2,004,468
Venezuela — 6.7%
Bolivarian Republic of Venezuela, Senior Bonds	5.750%	2/26/16	2,931,000	2,695,055	(a)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	7,265,000	5,757,512
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	73,000	55,663
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	9,705,000	7,739,737	(a)
Total Venezuela				16,247,967
Vietnam — 0.2%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	310,000	353,400	(a)
Total Sovereign Bonds (Cost — $124,398,230)				129,766,074
Corporate Bonds & Notes — 42.9%
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.1%
Arcos Dorados Holdings Inc., Senior Notes	6.625%	9/27/23	240,000	245,400	(b)

See Notes to Financial Statements.

8	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — 0.2%
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	520,000	$572,104	(b)
Total Consumer Discretionary				817,504
Consumer Staples — 2.2%
Food Products — 1.9%
Alicorp SAA, Senior Notes	3.875%	3/20/23	420,000	414,834	(b)
BRF SA, Senior Notes	4.750%	5/22/24	502,000	508,275	(b)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	530,000	557,825	(b)
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	360,000	384,300	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	900,000	917,730	(b)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	400,000	433,000	(b)
Virgolino de Oliveira Finance Ltd., Senior Notes	10.500%	1/28/18	400,000	298,000	(a)
Virgolino de Oliveira Finance SA, Senior Secured Notes	10.875%	1/13/20	1,100,000	1,058,750	(b)
Total Food Products				4,572,714
Personal Products — 0.3%
Hypermarcas SA, Notes	6.500%	4/20/21	740,000	805,860	(b)
Total Consumer Staples				5,378,574
Energy — 17.7%
Energy Equipment & Services — 0.7%
Offshore Drilling Holding SA, Senior Secured Notes	8.375%	9/20/20	930,000	1,013,700	(b)
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	730,000	663,387	(b)
Total Energy Equipment & Services				1,677,087
Oil, Gas & Consumable Fuels — 17.0%
Afren PLC, Senior Secured Notes	6.625%	12/9/20	1,130,000	1,082,201	(b)
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	550,000	586,056	(a)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	130,000	159,016
Ecopetrol SA, Senior Notes	5.875%	5/28/45	350,000	379,211
EDC Finance Ltd., Senior Notes	4.875%	4/17/20	1,330,000	1,215,287	(b)
GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes	7.500%	2/11/20	620,000	675,800	(b)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	368,000	377,739	(b)
KazMunayGas National Co., Notes	7.000%	5/5/20	2,300,000	2,679,270	(a)
KazMunayGas National Co., Senior Notes	9.125%	7/2/18	360,000	434,700	(a)
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	500,000	503,000	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	1,650,000	1,699,500	(a)
Oleoducto Central SA, Senior Notes	4.000%	5/7/21	550,000	557,975	(b)
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	1,180,000	1,230,150	(b)
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	907,000	945,547	(a)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	1,280,000	1,427,200	(a)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2014

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Pacific Rubiales Energy Corp., Senior Notes	5.125%	3/28/23	950,000	$964,250	(b)
Pacific Rubiales Energy Corp., Senior Notes	5.125%	3/28/23	500,000	507,500	(a)
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	858,000	1,061,775
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	1,230,000	1,302,939
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	950,000	1,065,080
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	1,320,000	1,186,020	(a)
Petroleos Mexicanos, Notes	6.375%	1/23/45	2,710,000	3,285,875	(b)
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	950,000	1,073,500
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	910,000	990,990
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	3,920,000	4,802,000
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	700,000	762,825
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	870,000	1,100,985	(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,280,000	1,448,429	(a)
PT Pertamina Persero, Notes	5.250%	5/23/21	270,000	285,188	(b)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	820,000	842,550	(b)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	1,130,000	1,113,615	(b)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	1,130,000	1,172,601	(b)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	500,000	605,625	(a)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	990,000	1,093,886	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	1,080,000	1,142,100	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,260,000	1,220,562	(b)
Total Oil, Gas & Consumable Fuels				40,980,947
Total Energy				42,658,034
Financials — 0.1%
Real Estate Management & Development — 0.1%
Agile Property Holdings Ltd., Senior Notes	8.875%	4/28/17	265,000	276,925	(a)
Industrials — 2.7%
Building Products — 0.4%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	400,000	422,000	(b)
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	590,000	628,940	(b)
Total Building Products				1,050,940
Construction & Engineering — 1.8%
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	1,730,000	1,787,117	(b)
OAS Finance Ltd., Senior Notes	8.000%	7/2/21	540,000	545,400	(b)
OAS Investments GmbH, Senior Notes	8.250%	10/19/19	630,000	653,625	(b)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	550,000	539,523	(b)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	646,000	661,342	(b)

See Notes to Financial Statements.

10	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Construction & Engineering — continued
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	197,780	$211,775	(b)
Total Construction & Engineering				4,398,782
Industrial Conglomerates — 0.2%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	200,000	216,500	(b)
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000	226,000	(b)
Total Industrial Conglomerates				442,500
Transportation Infrastructure — 0.3%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	600,000	643,560	(b)
Total Industrials				6,535,782
Materials — 12.9%
Chemicals — 1.5%
Alpek SA de CV, Senior Notes	4.500%	11/20/22	1,126,000	1,154,150	(b)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	550,000	596,750	(a)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	844,000	900,970	(a)
OCP SA, Senior Notes	5.625%	4/25/24	900,000	954,000	(b)
Total Chemicals				3,605,870
Construction Materials — 2.4%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	790,000	756,425	(b)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	120,000	114,900	(a)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	3,550,000	4,206,750	(b)
Cemex SAB de CV, Senior Secured Notes	7.250%	1/15/21	200,000	220,250	(b)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	440,000	434,500	(b)
Total Construction Materials				5,732,825
Containers & Packaging — 0.1%
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	200,000	211,500	(b)
Metals & Mining — 7.8%
AngloGold Ashanti Holdings PLC, Senior Notes	8.500%	7/30/20	613,000	690,391
CSN Resources SA, Senior Bonds	6.500%	7/21/20	1,250,000	1,313,750	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	360,000	372,989	(a)
Evraz Group SA, Senior Notes	6.750%	4/27/18	980,000	921,200	(a)
Evraz Group SA, Senior Notes	6.500%	4/22/20	1,050,000	939,750	(b)
Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	700,000	697,375	(b)
Samarco Mineracao SA, Senior Notes	4.125%	11/1/22	1,380,000	1,331,010	(b)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	530,000	511,450	(b)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	60,000	67,253
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	382,069
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,860,000	2,171,550
Southern Copper Corp., Senior Notes	5.250%	11/8/42	340,000	332,809

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2014

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	320,000	$332,960	(b)
Vale Overseas Ltd., Notes	8.250%	1/17/34	81,000	107,854
Vale Overseas Ltd., Notes	6.875%	11/21/36	4,067,000	4,814,718
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	80,000	83,910
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	1,790,000	1,885,765	(b)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	1,670,000	1,745,150	(b)
Total Metals & Mining				18,701,953
Paper & Forest Products — 1.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	590,000	612,542
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	200,000	200,000
Inversiones CMPC SA, Notes	4.750%	1/19/18	350,000	372,115	(b)
Inversiones CMPC SA, Notes	4.375%	5/15/23	480,000	479,284	(b)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	690,000	694,773	(b)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	380,000	377,245	(b)
Total Paper & Forest Products				2,735,959
Total Materials				30,988,107
Telecommunication Services — 4.3%
Diversified Telecommunication Services — 2.2%
Axtel SAB de CV, Senior Secured Notes, Step Bond	8.000%	1/31/20	2,234,000	2,323,360	(b)
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	560,000	604,083	(b)
Empresa Nacional de Telecomunicaciones S.A., Senior Notes	4.875%	10/30/24	510,000	530,363	(b)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	400,000	439,000	(b)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	330,000	326,700	(b)
Turk Telekomunikasyon AS, Senior Bonds	3.750%	6/19/19	700,000	700,858	(b)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	500,000	496,250	(b)
Total Diversified Telecommunication Services				5,420,614
Wireless Telecommunication Services — 2.1%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	940,000	937,424
Indosat Palapa Co. BV, Senior Notes	7.375%	7/29/20	580,000	627,125	(b)
Oi S.A., Senior Notes	5.750%	2/10/22	480,000	467,136	(b)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	2,790,000	2,772,674	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	200,000	198,758	(b)
Total Wireless Telecommunication Services				5,003,117
Total Telecommunication Services				10,423,731
Utilities — 2.7%
Electric Utilities — 0.7%
Centrais Eletricas Brasileiras SA, Senior Notes	6.875%	7/30/19	130,000	145,275	(a)
Centrais Eletricas Brasileiras SA, Senior Notes	5.750%	10/27/21	400,000	416,200	(b)

See Notes to Financial Statements.

12	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Electric Utilities — continued
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	510,000		$549,525	(b)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	500,000		492,239	(b)
Total Electric Utilities					1,603,239
Gas Utilities — 0.7%
Gas Natural de Lima y Callao SA, Senior Notes	4.375%	4/1/23	700,000		700,000	(b)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	940,000		1,015,200	(b)
Total Gas Utilities					1,715,200
Independent Power and Renewable Electricity Producers — 1.1%
AES Gener SA, Notes	5.250%	8/15/21	550,000		586,908	(b)
Colbun SA, Senior Notes	6.000%	1/21/20	670,000		747,566	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	100,000		111,577	(b)
Empresa Nacional de Electricidad SA, Senior Notes	4.250%	4/15/24	280,000		285,333
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	840,000		898,800	(b)
Total Independent Power and Renewable Electricity Producers					2,630,184
Multi-Utilities — 0.2%
E-CL SA, Notes	5.625%	1/15/21	100,000		109,795	(b)
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	350,000		420,875	(a)
Total Multi-Utilities					530,670
Total Utilities					6,479,293
Total Corporate Bonds & Notes (Cost — $99,847,482)					103,557,950
Convertible Bonds & Notes — 0.3%
Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
Axtel SAB de CV, Senior Secured Notes, Step Bond (Cost — $496,193)	8.000%	1/31/20	4,257,300	MXN	634,847	(b)
Total Investments — 97.0% (Cost — $224,741,905#)					233,958,871
Other Assets in Excess of Liabilities — 3.0%					7,124,331
Total Net Assets — 100.0%					$241,083,202

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	— Brazilian Real
MXN	— Mexican Peso

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2014

Western Asset Emerging Markets Debt Fund

Summary of Investments by Country (unaudited)**
Mexico	16.5%
Brazil	13.2
Russia	9.2
Indonesia	7.6
Turkey	7.5
Venezuela	7.5
Colombia	6.1
Peru	4.7
Chile	3.6
Argentina	2.5
India	2.3
Poland	2.1
Hungary	2.0
Kazakhstan	1.5
Croatia	1.4
United States	1.1
South Africa	1.1
Lithuania	1.0
Ukraine	0.9
Sri Lanka	0.7
Malaysia	0.6
China	0.6
Ecuador	0.5
Ivory Coast	0.5
Singapore	0.5
Pakistan	0.5
Trinidad and Tobago	0.5
United Kingdom	0.5
Qatar	0.4
Costa Rica	0.4
Gabon	0.4
Morocco	0.4
Paraguay	0.4
Kenya	0.3
Nigeria	0.3
Canada	0.2
Angola	0.2
Vietnam	0.2
Romania	0.1
Panama	0.0 ‡
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of August 31, 2014 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

14	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2014

Assets:
Investments, at value (Cost — $224,741,905)	$233,958,871
Foreign currency, at value (Cost — $8,896)	4,663
Cash	3,882,017
Interest receivable	4,045,203
Receivable for Fund shares sold	492,545
Unrealized appreciation on forward foreign currency contracts	21,031
Prepaid expenses	66,773
Total Assets	242,471,103

Liabilities:
Payable for securities purchased	602,628
Payable for Fund shares repurchased	413,575
Investment management fee payable	131,263
Service and/or distribution fees payable	14,902
Trustees’ fees payable	256
Accrued expenses	225,277
Total Liabilities	1,387,901
Total Net Assets	$241,083,202

Net Assets:
Par value (Note 7)	$439
Paid-in capital in excess of par value	248,660,259
Undistributed net investment income	2,866,655
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(19,678,163)
Net unrealized appreciation on investments and foreign currencies	9,234,012
Total Net Assets	$241,083,202

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	15

Statement of assets and liabilities (unaudited) (cont’d)

August 31, 2014

Shares Outstanding:
Class A	9,604,202
Class A2	730,463
Class C	359,097
Class C1	72,186
Class FI	787,545
Class I	32,103,174
Class IS	221,161

Net Asset Value:
Class A (and redemption price)	$5.51
Class A2 (and redemption price)	$5.49
Class C*	$5.49
Class C1*	$5.53
Class FI (and redemption price)	$5.50
Class I (and redemption price)	$5.49
Class IS (and redemption price)	$5.49
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$5.75
Class A2 (based on maximum initial sales charge of 4.25%)	$5.73

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

16	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2014

Investment Income:
Interest	$7,140,331
Less: Foreign taxes withheld	(8,292)
Total Investment Income	7,132,039

Expenses:
Investment management fee (Note 2)	864,466
Transfer agent fees (Note 5)	191,406
Service and/or distribution fees (Notes 2 and 5)	83,607
Registration fees	67,829
Shareholder reports	24,041
Legal fees	20,434
Audit and tax fees	20,210
Fund accounting fees	14,641
Custody fees	12,549
Insurance	4,146
Trustees’ fees	1,708
Miscellaneous expenses	3,908
Total Expenses	1,308,945
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(138,071)
Net Expenses	1,170,874
Net Investment Income	5,961,165

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(566,714)
Futures contracts	40,758
Foreign currency transactions	(893,631)
Net Realized Loss	(1,419,587)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	10,987,157
Futures contracts	(88)
Foreign currencies	225,070
Change in Net Unrealized Appreciation (Depreciation)	11,212,139
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	9,792,552
Increase in Net Assets from Operations	$15,753,717

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	17

Statements of changes in net assets

For the Six Months Ended August 31, 2014 (unaudited) and the Year Ended February 28, 2014	August 31	February 28

Operations:
Net investment income	$5,961,165	$16,366,698
Net realized loss	(1,419,587)	(12,982,064)
Change in net unrealized appreciation (depreciation)	11,212,139	(29,290,244)
Increase (Decrease) in Net Assets From Operations	15,753,717	(25,905,610)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(4,139,390)	(19,000,252)
Decrease in Net Assets From Distributions to Shareholders	(4,139,390)	(19,000,252)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	49,379,216	192,401,104
Reinvestment of distributions	3,074,154	14,301,700
Cost of shares repurchased	(36,586,473)	(570,524,278)
Increase (Decrease) in Net Assets From Fund Share Transactions	15,866,897	(363,821,474)
Increase (Decrease) in Net Assets	27,481,224	(408,727,336)

Net Assets:
Beginning of period	213,601,978	622,329,314
End of period*	$241,083,202	$213,601,978
*Includesundistributed net investment income of:	$2,866,655	$1,044,880

See Notes to Financial Statements.

18	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2014[2]	2014	2013	2012[3]	2011	2010[4]

Net asset value, beginning of period	$5.23	$5.87	$5.64	$5.30	$4.93	$4.94

Income (loss) from operations:
Net investment income	0.13	0.25	0.23	0.27	0.29	0.04
Net realized and unrealized gain (loss)	0.24	(0.59)	0.22	0.32	0.24	(0.05)
Total income (loss) from operations	0.37	(0.34)	0.45	0.59	0.53	(0.01)

Less distributions from:
Net investment income	(0.09)	(0.30)	(0.22)	(0.25)	(0.16)	—
Total distributions	(0.09)	(0.30)	(0.22)	(0.25)	(0.16)	—

Net asset value, end of period	$5.51	$5.23	$5.87	$5.64	$5.30	$4.93
Total return[5]	7.17%	(5.74)%	8.14%	11.57%	10.67%	(0.20)%

Net assets, end of period (000s)	$52,899	$47,028	$36,023	$10,685	$991	$105

Ratios to average net assets:
Gross expenses	1.39%[6]	1.47%	1.22%	1.40%	1.57%	1.56%[6]
Net expenses[7,8,9]	1.25 [6]	1.24	1.21	1.25	1.25	1.25 [6]
Net investment income	4.94 [6]	4.64	3.91	4.95	5.40	5.74 [6]

Portfolio turnover rate	16%	36%	21%	16%	21%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2014 (unaudited).

[3]	For the year ended February 29.

[4]	For the period January 13, 2010 (inception date) to February 28, 2010.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A2 Shares[1]	2014[2]	2014[3]

Net asset value, beginning of period	$5.22	$5.11

Income from operations:
Net investment income	0.14	0.13
Net realized and unrealized gain	0.23	0.15
Total income from operations	0.37	0.28

Less distributions from:
Net investment income	(0.10)	(0.17)
Total distributions	(0.10)	(0.17)

Net asset value, end of period	$5.49	$5.22
Total return[4]	7.08%	5.46%

Net assets, end of period (000s)	$4,011	$758

Ratios to average net assets:
Gross expenses[5]	1.30%	1.30%
Net expenses[5,6,7,8]	1.20	1.23
Net investment income[5]	4.99	5.02

Portfolio turnover rate	16%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2014 (unaudited).

[3]	For the period September 3, 2013 (inception date) to February 28, 2014.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

20	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2014[2]	2014	2013[3]

Net asset value, beginning of period	$5.21	$5.85	$5.76

Income (loss) from operations:
Net investment income	0.11	0.21	0.11
Net realized and unrealized gain (loss)	0.24	(0.59)	0.09
Total income (loss) from operations	0.35	(0.38)	0.20

Less distributions from:
Net investment income	(0.07)	(0.26)	(0.11)
Total distributions	(0.07)	(0.26)	(0.11)

Net asset value, end of period	$5.49	$5.21	$5.85
Total return[4]	6.83%	(6.42)%	3.49%

Net assets, end of period (000s)	$1,970	$1,583	$1,071

Ratios to average net assets:
Gross expenses	2.22%[5]	2.24%	1.89%[5]
Net expenses[6,7,8]	2.00 [5]	1.98	1.88 [5]
Net investment income	4.18 [5]	3.85	3.17 [5]

Portfolio turnover rate	16%	36%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2014 (unaudited).

[3]	For the period August 1, 2012 (inception date) to February 28, 2013.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C1 Shares[1,2]	2014[3]	2014	2013	2012[4]	2011[5]

Net asset value, beginning of period	$5.25	$5.87	$5.64	$5.29	$5.40

Income (loss) from operations:
Net investment income	0.12	0.22	0.20	0.25	0.13
Net realized and unrealized gain (loss)	0.24	(0.58)	0.22	0.32	(0.11)
Total income (loss) from operations	0.36	(0.36)	0.42	0.57	0.02

Less distributions from:
Net investment income	(0.08)	(0.26)	(0.19)	(0.22)	(0.13)
Total distributions	(0.08)	(0.26)	(0.19)	(0.22)	(0.13)

Net asset value, end of period	$5.53	$5.25	$5.87	$5.64	$5.29
Total return[6]	6.85%	(6.09)%	7.62%	11.03%	0.41%

Net assets, end of period (000s)	$399	$439	$1,928	$1,053	$735

Ratios to average net assets:
Gross expenses	2.08%[7]	1.98%	1.83%	1.98%	1.81%[7]
Net expenses[8,9,10]	1.70 [7]	1.70	1.69	1.68	1.70 [7]
Net investment income	4.49 [7]	3.98	3.45	4.61	4.88 [7]

Portfolio turnover rate	16%	36%	21%	16%	21%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended August 31, 2014 (unaudited).

[4]	For the year ended February 29.

[5]	For the period September 2, 2010 (inception date) to February 28, 2011.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

22	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class FI Shares[1]	2014[2]	2014	2013	2012[3]

Net asset value, beginning of period	$5.22	$5.85	$5.63	$5.40

Income (loss) from operations:
Net investment income	0.14	0.25	0.23	0.05
Net realized and unrealized gain (loss)	0.23	(0.58)	0.22	0.28
Total income (loss) from operations	0.37	(0.33)	0.45	0.33

Less distributions from:
Net investment income	(0.09)	(0.30)	(0.23)	(0.10)
Total distributions	(0.09)	(0.30)	(0.23)	(0.10)

Net asset value, end of period	$5.50	$5.22	$5.85	$5.63
Total return[4]	7.19%	(5.62)%	8.07%	6.19%

Net assets, end of period (000s)	$4,331	$4,000	$9,337	$561

Ratios to average net assets:
Gross expenses	1.92%[5]	1.51%	1.26%	1.25%[5]
Net expenses[6,7,8]	1.20 [5]	1.19	1.15	1.20 [5]
Net investment income	4.99 [5]	4.61	3.96	4.65 [5]

Portfolio turnover rate	16%	36%	21%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2014 (unaudited).

[3]	For the period December 7, 2011 (inception date) to February 29, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1,2]	2014[3]	2014	2013	2012[4]	2011	2010

Net asset value, beginning of period	$5.21	$5.84	$5.61	$5.28	$4.93	$3.51

Income (loss) from operations:
Net investment income	0.14	0.26	0.25	0.29	0.31	0.32
Net realized and unrealized gain (loss)	0.24	(0.57)	0.22	0.32	0.23	1.31
Total income (loss) from operations	0.38	(0.31)	0.47	0.61	0.54	1.63

Less distributions from:
Net investment income	(0.10)	(0.32)	(0.24)	(0.28)	(0.19)	(0.21)
Total distributions	(0.10)	(0.32)	(0.24)	(0.28)	(0.19)	(0.21)

Net asset value, end of period	$5.49	$5.21	$5.84	$5.61	$5.28	$4.93
Total return[5]	7.33%	(5.31)%	8.48%	11.99%	11.00%	46.61%

Net assets, end of period (000s)	$176,259	$158,816	$573,115	$121,915	$61,593	$18,141

Ratios to average net assets:
Gross expenses	1.02%[6]	1.00%	0.85%	1.00%	1.24%	1.95%
Net expenses[7,8,9]	0.93 [6]	0.89	0.85	0.95	0.95	0.95
Net investment income	5.26 [6]	4.85	4.26	5.33	5.85	7.03

Portfolio turnover rate	16%	36%	21%	16%	21%	62%

[1]	Effective June 11, 2008, existing shares of the Fund were redesignated Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended August 31, 2014 (unaudited).

[4]	For the year ended February 29.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

24	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2014[2]	2014	2013[3]

Net asset value, beginning of period	$5.21	$5.85	$5.85

Income (loss) from operations:
Net investment income	0.15	0.27	0.02
Net realized and unrealized gain (loss)	0.23	(0.59)	(0.02)
Total income (loss) from operations	0.38	(0.32)	0.00	[4]

Less distributions from:
Net investment income	(0.10)	(0.32)	—
Total distributions	(0.10)	(0.32)	—

Net asset value, end of period	$5.49	$5.21	$5.85
Total return[5]	7.42%	(5.36)%	0.00%[6]

Net assets, end of period (000s)	$1,214	$978	$855

Ratios to average net assets:
Gross expenses	1.13%[7]	1.07%	0.86%[7]
Net expenses[8,9,10]	0.80 [7]	0.80	0.80	[7]
Net investment income	5.39 [7]	5.05	4.20	[7]

Portfolio turnover rate	16%	36%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2014 (unaudited).

[3]	For the period January 31, 2013 (inception date) to February 28, 2013.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Amount represents less than 0.005%.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

26	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$129,766,074	—	$129,766,074
Corporate bonds & notes	—	103,557,950	—	103,557,950
Convertible bonds & notes	—	634,847	—	634,847
Total investments	—	$233,958,871	—	$233,958,871
Other financial instruments:
Forward foreign currency contracts	—	$21,031	—	$21,031
Total	—	$233,979,902	—	$233,979,902

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

28	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies,

30	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of August 31, 2014, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company

32	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Limited and Western Singapore provide certain advisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Singapore a subadvisory fee of 0.30% on assets managed by Western Asset Limited and Western Singapore.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares did not exceed 1.25%, 1.45%, 2.00%, 1.70%, 1.20%, 0.95% and 0.80%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

During the six months ended August 31, 2014, fees waived and/or expenses reimbursed amounted to $138,071.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares (formerly Class C shares), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2014, LMIS and its affiliates retained sales charges of $3,209 on sales of the Fund’s Class A shares. In addition, there were no CDSCs paid to LMIS and its affiliates for the six months ended August 31, 2014.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$56,864,865
Sales	35,121,816

At August 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,292,591
Gross unrealized depreciation	(1,075,625)
Net unrealized appreciation	$9,216,966

At August 31, 2014, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Appreciation
Contracts to Buy:
Brazilian Real	Citibank, N.A.	2,693,600	$1,189,084	10/15/14	$19,733
Contracts to Sell:
Brazilian Real	Citibank, N.A.	8,616,152	3,803,583	10/15/14	1,298
Net unrealized appreciation on open forward foreign currency contracts					$21,031

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2014.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$21,031

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information

34	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$40,758	—	$40,758
Forward foreign currency contracts[1]	—	$(886,816)	(886,816)
Total	$40,758	$(886,816)	$(846,058)

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(88)	—	$(88)
Forward foreign currency contracts[1]	—	$211,816	211,816
Total	$(88)	$211,816	$211,728

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended August 31, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$2,937,663
Forward foreign currency contracts (to buy)	3,513,143
Forward foreign currency contracts (to sell)	9,603,870

†	At August 31, 2014, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at August 31, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$21,031	—	$21,031

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class A, Class A2, Class C, Class C1 and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.70% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$64,527	$62,680
Class A2	3,241	1,975
Class C	9,273	3,034
Class C1	1,443	997
Class FI	5,123	15,829
Class I	—	105,654
Class IS	—	1,237
Total	$83,607	$191,406

For the six months ended August 31, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$36,083
Class A2	1,259
Class C	2,078
Class C1	784
Class FI	14,735
Class I	81,384
Class IS	1,748
Total	$138,071

6. Distributions to shareholders by class

	Six Months Ended August 31, 2014	Year Ended February 28, 2014
Net Investment Income:
Class A	$870,666	$2,137,906
Class A2	45,054	11,068	†
Class C	25,183	90,511
Class C1	5,924	56,498
Class FI	69,121	345,638
Class I	3,103,524	16,301,614
Class IS	19,918	57,017
Total	$4,139,390	$19,000,252

†	For the period September 3, 2013 (inception date) to February 28, 2014.

7. Shares of beneficial interest

At August 31, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

36	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2014		Year Ended February 28, 2014
	Shares	Amount	Shares		Amount
Class A
Shares sold	1,945,638	$10,450,258	6,240,817		$33,647,325
Shares issued on reinvestment	160,455	864,309	401,636		2,118,792
Shares repurchased	(1,492,428)	(8,084,127)	(3,793,543)		(20,914,456)
Net increase	613,665	$3,230,440	2,848,910		$14,851,661

Class A2
Shares sold	581,731	$3,123,621	143,490	†	$748,803	†
Shares issued on reinvestment	8,296	45,054	2,155	†	11,069	†
Shares repurchased	(4,761)	(25,607)	(448)	†	(2,328)	†
Net increase	585,266	$3,143,068	145,197		$757,544

Class C
Shares sold	96,957	$518,552	332,691		$1,882,338
Shares issued on reinvestment	4,284	23,084	16,864		89,067
Shares repurchased	(45,866)	(247,471)	(229,064)		(1,188,615)
Net increase	55,375	$294,165	120,491		$782,790

Class C1
Shares issued on reinvestment	1,095	$5,924	10,423		$56,499
Shares repurchased	(12,493)	(66,951)	(255,139)		(1,357,658)
Net decrease	(11,398)	$(61,027)	(244,716)		$(1,301,159)

Class FI
Shares sold	115,841	$624,769	931,744		$5,062,653
Shares issued on reinvestment	12,864	69,121	65,118		345,415
Shares repurchased	(107,287)	(576,256)	(1,826,307)		(9,965,845)
Net increase (decrease)	21,418	$117,634	(829,445)		$(4,557,777)

Class I
Shares sold	6,362,501	$34,332,469	27,578,262		$150,507,635
Shares issued on reinvestment	381,165	2,046,744	2,180,004		11,623,841
Shares repurchased	(5,108,865)	(27,418,460)	(97,370,482)		(536,717,376)
Net increase (decrease)	1,634,801	$8,960,753	(67,612,216)		$(374,585,900)

Class IS
Shares sold	61,112	$329,547	102,806		$552,350
Shares issued on reinvestment	3,712	19,918	10,821		57,017
Shares repurchased	(31,308)	(167,601)	(72,226)		(378,000)
Net increase	33,516	$181,864	41,401		$231,367

†	For the period September 3, 2013 (inception date) to February 28, 2014.

Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

8. Capital loss carryforward

As of February 28, 2014, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
2/28/2018	$(2,575,950)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $14,014,758, which have no expiration date, must be used first to offset any such gains.

38	Western Asset Emerging Markets Debt Fund 2014 Semi-Annual Report

Western Asset

Emerging Markets Debt Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Emerging Markets Debt Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Emerging Markets Debt Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Emerging Markets Debt Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX011343 10/14 SR14-2303

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	October 24, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2014